Fair Value Measurement (Assets and Liabilities That are Measured and Not Measured at Fair Value on a Recurring Basis) (Details) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Carrying value
Financial assets:
Available-for-sale securities		$ 17.2	$ 13.1
Contingent consideration receivable		13.8	15.9
Foreign exchange contracts, asset		1.9	12.6
Financial liabilities:
Foreign exchange contracts, liability		11.5	7.8
Contingent consideration payable		475.9	629.9
Recurring Basis | Estimated fair value
Financial assets:
Available-for-sale securities	[1]	17.2	13.1
Contingent consideration receivable	[2]	13.8	15.9
Foreign exchange contracts, asset		1.9	12.6
Financial liabilities:
Foreign exchange contracts, liability		11.5	7.8
Contingent consideration payable	[3]	475.9	629.9
Recurring Basis | Level 1
Financial assets:
Available-for-sale securities	[1]	17.2	13.1
Contingent consideration receivable	[2]	0.0	0.0
Foreign exchange contracts, asset		0.0	0.0
Financial liabilities:
Foreign exchange contracts, liability		0.0	0.0
Contingent consideration payable	[3]	0.0	0.0
Recurring Basis | Level 2
Financial assets:
Available-for-sale securities	[1]	0.0	0.0
Contingent consideration receivable	[2]	0.0	0.0
Foreign exchange contracts, asset		1.9	12.6
Financial liabilities:
Foreign exchange contracts, liability		11.5	7.8
Contingent consideration payable	[3]	0.0	0.0
Recurring Basis | Level 3
Financial assets:
Available-for-sale securities	[1]	0.0	0.0
Contingent consideration receivable	[2]	13.8	15.9
Foreign exchange contracts, asset		0.0	0.0
Financial liabilities:
Foreign exchange contracts, liability		0.0	0.0
Contingent consideration payable	[3]	$ 475.9	$ 629.9

[1]	Available-for-sale securities are included within Investments in the consolidated balance sheet.
[2]	Contingent consideration receivable is included within Prepaid expenses and other current assets and Other non-current assets in the consolidated balance sheet.
[3]	Contingent consideration payable is included within Other current liabilities and Other non-current liabilities in the consolidated balance sheet.